Investment Objectives and Goals	Apr. 09, 2025
Schwab Small-Cap Index Fund | Schwab Small-Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® Small-Cap Index Fund
Schwab U.S. Mid-Cap Index Fund | Schwab U.S. Mid-Cap Index Fund
Prospectus [Line Items]
Risk/Return [Heading]	Schwab® U.S. Mid-Cap Index Fund